Associated companies (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Schedule disclosing information related to associates
	Net income statement effect			Other comprehensive income effect			Total comprehensive income effect

(USD millions)	2020	2019	2018	2020	2019	2018 [1]	2020	2019	2018

Roche Holding AG, Switzerland	677	662	526	– 56	– 94	75	621	568	601

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK			5 910			– 557			5 353

Others	– 4	– 3	2				– 4	– 3	2

Associated companies related to continuing operations	673	659	6 438	– 56	– 94	– 482	617	565	5 956

[1] In 2018, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 511 million was recycled into the consolidated income statement as a result of the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. No Novartis share of other comprehensive income recognized by associated companies, net of taxes was recycled into the consolidated income statement in 2020 and 2019.

Schedule disclosing information related to associates, balance sheet value
Balance sheet value

(USD millions)	December 31, 2020	December 31, 2019

Roche Holding AG, Switzerland	9 407	8 445

Others	225	199

Total	9 632	8 644

Roche Holding AG, Switzerland
Statement [line items]
Associates summarized financial information
(CHF billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2019	31.3	56.4	24.1	23.1

June 30, 2020	27.7	55.7	22.5	23.1

(CHF billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2019	63.8	12.3	– 0.9	11.4

June 30, 2020	30.4	7.2	– 0.7	6.5

Purchase price allocation associates
(USD millions)	December 31, 2020

Novartis share of Roche’s estimated net assets	2 585

Novartis share of reappraised intangible assets	117

Implicit Novartis goodwill	3 233

Current value of share in net identifiable assets and goodwill	5 935

Accumulated equity accounting adjustments and translation effects less dividends received	3 472

Balance sheet value	9 407

Schedule disclosing information related to associates, net income effect
(USD millions)	2020	2019	2018

Novartis share of Roche's estimated current-year consolidated net income	913	910	799

Prior-year adjustment	– 64	– 129	– 125

Amortization of fair value adjustments relating to intangible assets, net of taxes of USD 26 million (2019: USD 24 million; 2018: USD 40 million)	– 172	– 162	– 148

Partial release of deferred tax liability recognized		43

Net income effect	677	662	526

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Statement [line items]
Schedule disclosing information related to associates, net income effect
(USD millions)	2018

Novartis share of GSK Consumer Healthcare's estimated current-year consolidated net income	119

Prior-year adjustment	4

Amortization of fair value adjustments relating to intangible assets and inventory, net of taxes of USD 1 million	– 3

Pre-tax gain on divestment of GSK Consumer Healthcare	5 790

Net income effect	5 910